Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2025	Jan. 31, 2024
Cash Flows Provided by Operating Activities
Net Income		$ 2,138	$ 1,292
Adjustments to determine net cash flows provided by operating activities:
Securities (gains), other than trading (Note 2)		(58)	(13)
Depreciation of premises and equipment		253	244
Depreciation of other assets		4	9
Amortization of intangible assets		288	279
Provision for credit losses (Note 3)		1,011	627
Deferred taxes		171	112
Share of (profit) in associates and joint ventures		(49)	(38)
Changes in operating assets and liabilities:
Trading securities		(8,092)	(17,075)
Derivative asset		(8,302)	14,927
Derivative liabilities		8,383	(13,948)
Current income taxes		24	327
Accrued interest receivable and payable		(249)	412
Insurance-related liabilities		771	2,042
Brokers, dealers and clients receivable and payable		683	2,773
Other items and accruals, net		(9,171)	(5,226)
Deposits		(9,042)	19,587
Loans		1,306	3,673
Securities sold but not yet purchased		8,058	598
Securities lent or sold under repurchase agreements		8,260	4,659
Securities borrowed or purchased under resale agreements		2,911	(2,136)
Securitization and structured entities' liabilities		5,574	2,857
Net Cash Provided by Operating Activities		4,872	15,982
Cash Flows (Used in) Financing Activities
Net (decrease) in liabilities of subsidiaries		(994)	(4,335)
Redemption of preferred shares (Note 6)		(300)
Net proceeds from issuance of common shares (Note 6)		44	21
Net purchase of treasury shares		(7)	(1)
Common shares repurchased for cancellation (Note 6)		(173)
Cash dividends and distributions paid		(1,283)	(745)
Repayment of lease liabilities		(60)	(92)
Net Cash (Used in) Financing Activities		(2,773)	(5,152)
Cash Flows Provided by (Used in) Investing Activities
Interest bearing deposits with banks		452	(203)
Purchases of securities, other than trading		(18,556)	(24,301)
Maturities of securities, other than trading		16,700	7,089
Proceeds from sales of securities, other than trading		9,127	5,189
Net purchases of premises and equipment and software		(386)	(392)
Net Cash Provided by (Used in) Investing Activities		7,337	(12,618)
Effect of Exchange Rate Changes on Cash and Cash Equivalents		1,926	(1,487)
Net increase (decrease) in Cash and Cash Equivalents		11,362	(3,275)
Cash and Cash Equivalents at Beginning of Period		65,098	77,934
Cash and Cash Equivalents at End of Period		76,460	74,659
Net cash provided by operating activities includes:
Interest paid in the period	[1]	11,677	10,673
Income taxes paid in the period		480	419
Interest received in the period		16,113	15,325
Dividends received in the period		$ 726	$ 549

[1]	Includes dividends paid on securities sold but not yet purchased.